UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

Cabana Target Drawdown 5 ETF (TDSA)

Cabana Target Drawdown 7 ETF (TDSB)

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Drawdown 13 ETF (TDSD)

Cabana Target Drawdown 16 ETF (TDSE)

Cabana Target Leading Sector Aggressive ETF (CLSA)

Cabana Target Leading Sector Conservative ETF (CLSC)

Cabana Target Leading Sector Moderate ETF (CLSM)

Annual Report

April 30, 2023

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2023

i

Exchange Listed Funds Trust TABLE OF CONTENTS (Concluded)	April 30, 2023

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.cabanaetfs.com. Please read a Fund’s prospectus carefully before you invest.

All investment strategies have different degrees of risk and the corresponding potential for profit or loss. Asset allocation and diversification will not necessarily improve returns and cannot eliminate the risk of investment losses. “Target Drawdown” is merely a descriptive term used to describe the general strategy and objective of the portfolio, it is not a guarantee, nor should it be construed to suggest safety or protection from loss. There is no guarantee that portfolio performance will remain consistent with the targeted drawdown parameter. While risk tolerance and targeted “drawdown” are identified on the front end for each portfolio, Cabana’s algorithm does not take any one client’s situation into account and there is no guarantee that Cabana’s strategies will be suitable for any investor. Investors and advisors should not simply rely on the name of any portfolio to determine what is suitable.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) except for the Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Sector Moderate ETF, each of which may invest more of its assets in securities of a single issuer, which may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on The Nasdaq Stock Market LLC (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

ii

Cabana Target Drawdown 5 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 5 ETF (the “Fund”). The following information pertains to the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long term growth within a targeted risk parameter by allocating its assets among ETFs in the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets by targeting a maximum drawdown of 5%. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

Stock and bond market volatility provided a landscape for the fiscal year ended April 30, 2023 that most money managers would consider very challenging. By the end of calendar year 2022, the S&P 500® was down 18.11% for the year, while the NASDAQ 100 was down 33.13% and long-term treasury bonds were down 30.76% according to the IDC US Treasury 20+ Year Index. This one direction movement in both stocks and bonds made it difficult to hedge from the equity market decline. Further, the sharp rise in interest rates impacted asset prices around the world. In response to these events, the Sub-Adviser incorporated enhancements to its security selection process in an attempt to address a similar market environment in the future, which will allow the Fund to move more quickly to defensive allocations.

For the fiscal year ended April 30, 2023, the Fund’s market price decreased 6.58% and the net asset value decreased 6.68% while the S&P Target Risk Conservative Index, a broad market index designed to measure the performance of conservative stock-bond allocations, increased 0.84%.

The Fund commenced operations on September 17, 2020, and had 1,075,000 shares outstanding on April 30, 2023.

We appreciate your investment in the Cabana Target Drawdown 5 ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 5 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 5 ETF (Net Asset Value)	9/17/2020	-6.68%	-5.51%	0.92%	0.69%
Cabana Target Drawdown 5 ETF (Market Price)		-6.58%	-5.51%
S&P Target Risk Conservative Index		0.84%	-0.31%

*   Reflects the expense ratios (inclusive of 0.12% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 7 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 7 ETF (the “Fund”). The following information pertains to the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long term growth within a targeted risk parameter by allocating its assets among ETFs in the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets by targeting a maximum drawdown of 7%. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

Stock and bond market volatility provided a landscape for the fiscal year ended April 30, 2023 that most money managers would consider very challenging. By the end of calendar year 2022, the S&P 500® was down 18.11% for the year, while the NASDAQ 100 was down 33.13% and long-term treasury bonds were down 30.76% according to the IDC US Treasury 20+ Year Index. This one direction movement in both stocks and bonds made it difficult to hedge from the equity market decline. Further, the sharp rise in interest rates impacted asset prices around the world. In response to these events, the Sub-Adviser incorporated enhancements to its security selection process in an attempt to address a similar market environment in the future, which will allow the Fund to move more quickly to defensive allocations.

For the fiscal year ended April 30, 2023, the Fund’s market price decreased 5.29% and the net asset value decreased 5.31% while the S&P Target Risk Moderate Index, a broad market index designed to measure the performance of moderate stock-bond allocations, increased 1.23%.

The Fund commenced operations on September 17, 2020, and had 7,350,000 shares outstanding on April 30, 2023.

We appreciate your investment in the Cabana Target Drawdown 7 ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 7 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 7 ETF (Net Asset Value)	9/17/2020	-5.31%	-4.80%	0.92%	0.69%
Cabana Target Drawdown 7 ETF (Market Price)		-5.29%	-4.83%
S&P Target Risk Moderate Index		1.23%	0.87%

*   Reflects the expense ratios (inclusive of 0.12% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 10 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 10 ETF (the “Fund”). The following information pertains to the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long term growth within a targeted risk parameter by allocating its assets among ETFs in the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets by targeting a maximum drawdown of 10%. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

Stock and bond market volatility provided a landscape for the fiscal year ended April 30, 2023 that most money managers would consider very challenging. By the end of calendar year 2022, the S&P 500® was down 18.11% for the year, while the NASDAQ 100 was down 33.13% and long-term treasury bonds were down 30.76% according to the IDC US Treasury 20+ Year Index. This one direction movement in both stocks and bonds made it difficult to hedge from the equity market decline. Further, the sharp rise in interest rates impacted asset prices around the world. In response to these events, the Sub-Adviser incorporated enhancements to its security selection process in an attempt to address a similar market environment in the future, which will allow the Fund to move more quickly to defensive allocations.

For the fiscal year ended April 30, 2023, the Fund’s market price decreased 5.70% and the net asset value decreased 5.78% while the S&P Target Risk Moderate Index, a broad market index designed to measure the performance of moderate stock-bond allocations, increased 1.23%.

The Fund commenced operations on September 17, 2020, and had 20,825,000 shares outstanding on April 30, 2023.

We appreciate your investment in the Cabana Target Drawdown 10 ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 10 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 10 ETF (Net Asset Value)	9/17/2020	-5.78%	-3.27%	0.91%	0.69%
Cabana Target Drawdown 10 ETF (Market Price)		-5.70%	-3.26%
S&P Target Risk Moderate Index		1.23%	0.87%

*   Reflects the expense ratios (inclusive of 0.11% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 13 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 13 ETF (the “Fund”). The following information pertains to the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long term growth within a targeted risk parameter by allocating its assets among ETFs in the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets by targeting a maximum drawdown of 13%. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

Stock and bond market volatility provided a landscape for the fiscal year ended April 30, 2023 that most money managers would consider very challenging. By the end of calendar year 2022, the S&P 500® was down 18.11% for the year, while the NASDAQ 100 was down 33.13% and long-term treasury bonds were down 30.76% according to the IDC US Treasury 20+ Year Index. This one direction movement in both stocks and bonds made it difficult to hedge from the equity market decline. Further, the sharp rise in interest rates impacted asset prices around the world. In response to these events, the Sub-Adviser incorporated enhancements to its security selection process in an attempt to address a similar market environment in the future, which will allow the Fund to move more quickly to defensive allocations.

For the fiscal year ended April 30, 2023, the Fund’s market price decreased 5.81% and the net asset value decreased 5.92% while the S&P Target Risk Growth Index, a broad market index designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk, increased 1.99%.

The Fund commenced operations on September 17, 2020, and had 6,325,000 shares outstanding on April 30, 2023.

We appreciate your investment in the Cabana Target Drawdown 13 ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 13 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 13 ETF (Net Asset Value)	9/17/2020	-5.92%	-4.63%	0.91%	0.69%
Cabana Target Drawdown 13 ETF (Market Price)		-5.81%	-4.65%
S&P Target Risk Growth Index		1.99%	3.23%

*   Reflects the expense ratios (inclusive of 0.11% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 16 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Drawdown 16 ETF (the “Fund”). The following information pertains to the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long term growth within a targeted risk parameter by allocating its assets among ETFs in the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments for the Fund pursuant to an asset allocation strategy designed to manage portfolio volatility and reduce exposure to down markets by targeting a maximum drawdown of 16%. The Sub-Adviser utilizes its Cyclical Asset Reallocation Algorithm (“CARA”), a proprietary algorithm developed by the Sub-Adviser that monitors market conditions to identify assets that are particularly attractive at a given time in the business cycle.

Stock and bond market volatility provided a landscape for the fiscal year ended April 30, 2023 that most money managers would consider very challenging. By the end of calendar year 2022, the S&P 500® was down 18.11% for the year, while the NASDAQ 100 was down 33.13% and long-term treasury bonds were down 30.76% according to the IDC US Treasury 20+ Year Index. This one direction movement in both stocks and bonds made it difficult to hedge from the equity market decline. Further, the sharp rise in interest rates impacted asset prices around the world. In response to these events, the Sub-Adviser incorporated enhancements to its security selection process in an attempt to address a similar market environment in the future, which will allow the Fund to move more quickly to defensive allocations.

For the fiscal year ended April 30, 2023, the Fund’s market price decreased 4.46% and the net asset value decreased 4.33% while the S&P Target Risk Aggressive Index, a broad market index designed to measure the performance of aggressive stock-bond allocations, increased 2.72%.

The Fund commenced operations on September 17, 2020, and had 4,325,000 shares outstanding on April 30, 2023.

We appreciate your investment in the Cabana Target Drawdown 16 ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, LLC, Adviser to the Fund

Cabana Target Drawdown 16 ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Drawdown 16 ETF (Net Asset Value)	9/17/2020	-4.33%	-3.53%	0.91%	0.69%
Cabana Target Drawdown 16 ETF (Market Price)		-4.46%	-3.55%
S&P Target Risk Aggressive Index		2.72%	5.57%

*   Reflects the expense ratios (inclusive of 0.11% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Leading Sector Aggressive ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Leading Sector Aggressive ETF (the “Fund”). The information presented in this report relates to the operations of the Fund for the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term growth primarily by allocating its assets among ETFs that invest in companies of various sectors of the U.S. market. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments in sectors of the market that it identifies utilizing a strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

Stock and bond market volatility provided a landscape for the fiscal year ended April 30, 2023 that most money managers would consider very challenging. By the end of calendar year 2022, the S&P 500® was down 18.11% for the year, while the NASDAQ 100 was down 33.13% and long-term treasury bonds were down 30.76% according to the IDC US Treasury 20+ Year Index. This one direction movement in both stocks and bonds made it difficult to hedge from the equity market decline. Further, the sharp rise in interest rates impacted asset prices around the world. In response to these events, the Sub-Adviser incorporated enhancements to its security selection process in an attempt to address a similar market environment in the future, which will allow the Fund to move more quickly to defensive allocations.

For the fiscal year ended April 30, 2023, the Fund’s market price decreased 4.82% and the net asset value decreased 4.95% while the S&P Target Risk Aggressive Index, a broad market index designed to measure the performance of aggressive stock-bond allocations, increased 2.72%.

The Fund commenced operations on July 13, 2021, and had 4,375,000 shares outstanding on April 30, 2023.

We appreciate your investment in the Cabana Target Leading Sector Aggressive ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Cabana Target Leading Sector Aggressive ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Leading Sector Aggressive ETF (Net Asset Value)	7/13/2021	-4.95%	-14.35%	0.93%	0.69%
Cabana Target Leading Sector Aggressive ETF (Market Price)		-4.82%	-14.34%
S&P Target Risk Aggressive Index		2.72%	-3.58%

*   Reflects the expense ratios (inclusive of 0.13% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Leading Sector Conservative ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Leading Sector Conservative ETF (the “Fund”). The information presented in this report relates to the operations of the Fund for the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund ("ETF”) that seeks to provide long-term growth. The Fund seeks to achieve this objective primarily by allocating its assets among ETFs that invest in companies of various sectors of the U.S. market. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments in sectors of the market that it identifies utilizing a strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

Stock and bond market volatility provided a landscape for the fiscal year ended April 30, 2023 that most money managers would consider very challenging. By the end of calendar year 2022, the S&P 500® was down 18.11% for the year, while the NASDAQ 100 was down 33.13% and long-term treasury bonds were down 30.76% according to the IDC US Treasury 20+ Year Index. This one direction movement in both stocks and bonds made it difficult to hedge from the equity market decline. Further, the sharp rise in interest rates impacted asset prices around the world. In response to these events, the Sub-Adviser incorporated enhancements to its security selection process in an attempt to address a similar market environment in the future, which will allow the Fund to move more quickly to defensive allocations.

For the fiscal year ended April 30, 2023, the Fund’s market price decreased 5.71% and the net asset value decreased 5.81% while the S&P Target Risk Conservative Index, a broad market index designed to measure the performance of conservative stock-bond allocations, seeking to produce an income stream and avoid excessive volatility of returns, increased 0.84%.

The Fund commenced operations on July 13, 2021 and had 2,250,000 shares outstanding on April 30, 2023.

We appreciate your investment in the Cabana Target Leading Sector Conservative ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Cabana Target Leading Sector Conservative ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Leading Sector Conservative ETF (Net Asset Value)	7/13/2021	-5.81%	-10.85%	0.94%	0.69%
Cabana Target Leading Sector Conservative ETF (Market Price)		-5.71%	-10.88%
S&P Target Risk Conservative Index		0.84%	-4.82%

*   Reflects the expense ratios (inclusive of 0.14% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Leading Sector Moderate ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2023 (Unaudited)

Dear Shareholders,

Thank you for your investment in the Cabana Target Leading Sector Moderate ETF (the “Fund”). The information presented in this report relates to the operations of the Fund for the fiscal year ended April 30, 2023.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide long-term growth primarily by allocating its assets among ETFs that invest in companies of various sectors of the U.S. market. The Fund’s sub-adviser, Cabana Asset Management (the “Sub-Adviser”), selects investments in sectors of the market that it identifies utilizing a strategy designed to optimize performance while seeking to manage portfolio volatility and reduce exposure to down markets.

Stock and bond market volatility provided a landscape for the fiscal year ended April 30, 2023 that most money managers would consider very challenging. By the end of calendar year 2022, the S&P 500® was down 18.11% for the year, while the NASDAQ 100 was down 33.13% and long-term treasury bonds were down 30.76% according to the IDC US Treasury 20+ Year Index. This one direction movement in both stocks and bonds made it difficult to hedge from the equity market decline. Further, the sharp rise in interest rates impacted asset prices around the world. In response to these events, the Sub-Adviser incorporated enhancements to its security selection process in an attempt to address a similar market environment in the future, which will allow the Fund to move more quickly to defensive allocations.

For the fiscal year ended April 30, 2023, the Fund’s market price decreased 4.18% and the net asset value decreased 4.27% while the S&P Target Risk Moderate Index, a broad market index designed to measure the performance of moderate stock-bond allocations, increased 1.23%.

The Fund commenced operations on July 13, 2021, and had 8,400,000 shares outstanding on April 30, 2023.

We appreciate your investment in the Cabana Target Leading Sector Moderate ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Cabana Target Leading Sector Moderate ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2023 (Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception Date of the Fund	Average Annual Return As of 4/30/2023		Expense Ratio*
		One Year	Since Inception	Gross	Net
Cabana Target Leading Sector Moderate ETF (Net Asset Value)	7/13/2021	-4.27%	-9.38%	0.91%	0.69%
Cabana Target Leading Sector Moderate ETF (Market Price)		-4.18%	-9.41%
S&P Target Risk Moderate Index		1.23%	-4.56%

*   Reflects the expense ratios (inclusive of 0.11% of acquired fund fees and expenses) as reported in the Prospectus dated September 1, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.cabanaetfs.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.

The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value (“NAV”) — The dollar value of a single share is calculated by taking the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

Cabana Target Drawdown 5 ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.5%
COMMODITY — 9.9%
Goldman Sachs Physical Gold ETF*	111,975	$2,209,267
CURRENCY — 9.9%
Invesco DB U.S. Dollar Index Bullish Fund	26,655	739,676
WisdomTree Bloomberg U.S. Dollar Bullish Fund	56,872	1,484,928
		2,224,604
EQUITY — 10.1%
Invesco Nasdaq 100 ETF	17,134	2,273,339
FIXED INCOME — 69.6%
Goldman Sachs Access Treasury 0-1 Year ETF	22,281	2,230,551
iShares 1-3 Year Treasury Bond ETF	27,121	2,228,804
iShares 3-7 Year Treasury Bond ETF	18,892	2,232,657
Vanguard Intermediate-Term Treasury ETF	37,058	2,233,486
Vanguard Long-Term Treasury ETF	33,724	2,214,992
Vanguard Mortgage-Backed Securities ETF(a)	47,724	2,227,279
Vanguard Short-Term Bond ETF	29,121	2,231,833
		15,599,602
TOTAL EXCHANGE-TRADED FUNDS (Cost $22,266,009)		22,306,812

SHORT-TERM INVESTMENTS — 10.2%
Dreyfus Institutional Preferred Government Money Market Fund, 4.82%(b)(c)	2,148,974	2,148,974
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(b)	129,640	129,640
		2,278,614
TOTAL SHORT-TERM INVESTMENTS (Cost $2,278,614)		2,278,614
TOTAL INVESTMENTS — 109.7% (Cost $24,544,623)		24,585,426
Liabilities in Excess of Other Assets — (9.7%)		(2,158,588)
TOTAL NET ASSETS — 100.0%		$22,426,838

____________

*    Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,115,878; the aggregate market value of the collateral held by the fund is $2,148,974.

(b)      The rate is the annualized seven-day yield at period end.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 5 ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.9%
Currency	9.9%
Equity	10.1%
Fixed Income	69.6%
Total Exchange-Traded Funds	99.5%
Short-Term Investments	10.2%
Total Investments	109.7%
Liabilities in Excess of Other Assets	(9.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.3%
CURRENCY — 9.9%
Invesco DB U.S. Dollar Index Bullish Fund	183,891	$5,102,975
WisdomTree Bloomberg U.S. Dollar Bullish Fund	392,309	10,243,188
		15,346,163
EQUITY — 10.1%
Invesco Nasdaq 100 ETF	118,203	15,683,174
FIXED INCOME — 79.3%
BNY Mellon Core Bond ETF	358,847	15,369,417
Goldman Sachs Access Treasury 0-1 Year ETF	153,715	15,388,409
iShares 1-3 Year Treasury Bond ETF	187,102	15,376,042
iShares 3-7 Year Treasury Bond ETF	130,332	15,402,636
Vanguard Intermediate-Term Treasury ETF	255,649	15,407,965
Vanguard Long-Term Treasury ETF	232,630	15,279,138
Vanguard Mortgage-Backed Securities ETF(a)	329,227	15,365,024
Vanguard Short-Term Bond ETF	200,882	15,395,597
		122,984,228
TOTAL EXCHANGE-TRADED FUNDS (Cost $153,522,584)		154,013,565

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 9.3%
Dreyfus Institutional Preferred Government Money Market Fund, 4.82%(b)(c)	13,257,736	13,257,736
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(b)	1,225,039	1,225,039
		14,482,775
TOTAL SHORT-TERM INVESTMENTS (Cost $14,482,775)		14,482,775
TOTAL INVESTMENTS — 108.6% (Cost $168,005,359)		168,496,340
Liabilities in Excess of Other Assets — (8.6%)		(13,348,899)
TOTAL NET ASSETS — 100.0%		$155,147,441

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $13,047,205; the aggregate market value of the collateral held by the fund is $13,257,736.

(b)      The rate is the annualized seven-day yield at period end.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	$25,909,529	$32,896,994	$(48,528,614)	$(94,152)	$59,431	$10,243,188	392,309	$—	$686,076

(a)      Security is no longer affiliated company at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 7 ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Currency	9.9%
Equity	10.1%
Fixed Income	79.3%
Total Exchange-Traded Funds	99.3%
Short-Term Investments	9.3%
Total Investments	108.6%
Liabilities in Excess of Other Assets	(8.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.3%
COMMODITY — 9.8%
Goldman Sachs Physical Gold ETF*(a)	2,295,667	$45,293,510
CURRENCY — 9.9%
Invesco DB U.S. Dollar Index Bullish Fund	546,522	15,165,985
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	1,166,033	30,445,122
		45,611,107
EQUITY — 20.2%
Consumer Staples Select Sector SPDR Fund	603,723	46,752,309
Technology Select Sector SPDR Fund	309,142	46,627,888
		93,380,197
FIXED INCOME — 59.4%
iShares 1-3 Year Treasury Bond ETF	556,109	45,701,038
iShares 3-7 Year Treasury Bond ETF	387,342	45,776,077
Vanguard Intermediate-Term Treasury ETF	759,792	45,792,664
Vanguard Long-Term Treasury ETF	691,393	45,410,692
Vanguard Mortgage-Backed Securities ETF	978,498	45,666,502
Vanguard Short-Term Bond ETF	597,090	45,760,977
		274,107,950
TOTAL EXCHANGE-TRADED FUNDS (Cost $456,586,698)		458,392,764

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(b)	3,581,182	$3,581,182
TOTAL SHORT-TERM INVESTMENTS (Cost $3,581,182)		3,581,182
TOTAL INVESTMENTS — 100.1% (Cost $460,167,880)		461,973,946
Liabilities in Excess of Other Assets — (0.1%)		(250,344)
TOTAL NET ASSETS — 100.0%		$461,723,602

*    Non-income producing security.

(a)      Affiliated issuer.

(b)      The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
BNY Mellon U.S. Large Capital Core Equity ETF(a)	$—	$69,946,717	$(72,167,251)	$2,220,534	$—	$—	—	$—	$—
Goldman Sachs Physical Gold ETF	78,786,183	178,237,691	(205,442,386)	(2,923,459)	(3,364,519)	45,293,510	2,295,667	—	—
Invesco DB U.S. Dollar Index Bullish Fund(a)	—	393,131,104	(382,234,989)	4,216,767	53,103	15,165,985	546,522	—	—
WisdomTree Bloomberg U.S. Dollar Bullish Fund	—	64,198,823	(31,488,119)	(2,413,895)	148,313	30,445,122	1,166,033	—	1,825,229
Total	$78,786,183	$705,514,335	$(691,332,745)	$1,099,947	$(3,163,103)	$90,904,617	4,008,222	$—	$1,825,229

____________

(a)      Security is no longer affiliated company at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.8%
Currency	9.9%
Equity	20.2%
Fixed Income	59.4%
Total Exchange-Traded Funds	99.3%
Short-Term Investments	0.8%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.2%
COMMODITY — 9.8%
Goldman Sachs Physical Gold ETF*	674,599	$13,309,838
CURRENCY — 9.8%
Invesco DB U.S. Dollar Index Bullish Fund	160,622	4,457,260
WisdomTree Bloomberg U.S. Dollar Bullish Fund	342,643	8,946,409
		13,403,669
EQUITY — 30.2%
BNY Mellon US Large Cap Core Equity ETF	264,696	20,450,413
Invesco Nasdaq 100 ETF	154,858	20,546,560
		40,996,973
FIXED INCOME — 49.4%
iShares 1-3 Year Treasury Bond ETF	81,719	6,715,667
iShares 3-7 Year Treasury Bond ETF	113,850	13,454,793
Vanguard Intermediate-Term Treasury ETF	334,928	20,186,111
Vanguard Long-Term Treasury ETF	203,175	13,344,534
Vanguard Mortgage-Backed Securities ETF(a)	143,770	6,709,746
Vanguard Short-Term Bond ETF	87,742	6,724,547
		67,135,398
TOTAL EXCHANGE-TRADED FUNDS (Cost $134,113,620)		134,845,878

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 3.2%
Dreyfus Institutional Preferred Government Money Market Fund, 4.82%(b)(c)	3,166,320	$3,166,320
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(b)	1,148,902	1,148,902
		4,315,222
TOTAL SHORT-TERM INVESTMENTS (Cost $4,315,222)		4,315,222
TOTAL INVESTMENTS — 102.4% (Cost $138,428,842)		139,161,100
Liabilities in Excess of Other Assets — (2.4%)		(3,245,031)
TOTAL NET ASSETS — 100.0%		$135,916,069

*    Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,117,556; the aggregate market value of the collateral held by the fund is $3,166,320.

(b)      The rate is the annualized seven-day yield at period end.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
WisdomTree Bloomberg U.S. Dollar Bullish Fund(a)	$—	$57,329,073	$(48,903,190)	$476,839	$43,687	$8,946,409	342,643	$—	$—

____________

(a)      Security is no longer affiliated company at period end.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 13 ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.8%
Currency	9.8%
Equity	30.2%
Fixed Income	49.4%
Total Exchange-Traded Funds	99.2%
Short-Term Investments	3.2%
Total Investments	102.4%
Liabilities in Excess of Other Assets	(2.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.2%
COMMODITY — 9.8%
Goldman Sachs Physical Gold ETF*	474,975	$9,371,257
CURRENCY — 9.8%
Invesco DB U.S. Dollar Index Bullish Fund	113,085	3,138,109
WisdomTree Bloomberg U.S. Dollar Bullish Fund	241,250	6,299,037
		9,437,146
EQUITY — 40.1%
BNY Mellon U.S. Large Capital Core Equity ETF	186,368	14,398,792
Consumer Staples Select Sector SPDR Fund	124,910	9,673,030
Vanguard Total International Stock ETF	84,786	4,769,213
Vanguard Total World Stock ETF	102,265	9,551,551
		38,392,586
FIXED INCOME — 39.5%
iShares 3-7 Year Treasury Bond ETF	40,081	4,736,773
Vanguard Intermediate-Term Treasury ETF	235,802	14,211,786
Vanguard Long-Term Treasury ETF(a)	214,582	14,093,746
Vanguard Short-Term Bond ETF	61,763	4,733,516
		37,775,821
TOTAL EXCHANGE-TRADED FUNDS (Cost $94,466,495)		94,976,810

SHORT-TERM INVESTMENTS — 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, 4.82%(b)(c)	53,000	53,000
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(b)	801,302	801,302
		854,302
TOTAL SHORT-TERM INVESTMENTS (Cost $854,302)		854,302
TOTAL INVESTMENTS — 100.1% (Cost $95,320,797)		95,831,112
Liabilities in Excess of Other Assets — (0.1%)		(99,320)
TOTAL NET ASSETS — 100.0%		$95,731,792

*    Non-income producing security.

(a)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $52,544; the aggregate market value of the collateral held by the fund is $53,000.

(b)      The rate is the annualized seven-day yield at period end.

(c)      Collateral received from brokers for securities lending was invested in these short-term investments.
See accompanying Notes to Financial Statements.

Cabana Target Drawdown 16 ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.8%
Currency	9.8%
Equity	40.1%
Fixed Income	39.5%
Total Exchange-Traded Funds	99.2%
Short-Term Investments	0.9%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.3%
COMMODITY — 9.8%
Goldman Sachs Physical Gold ETF*	408,838	$8,066,374
EQUITY — 35.2%
BNY Mellon US Large Cap Core Equity ETF(a)	320,874	24,790,725
Vanguard Total World Stock ETF	44,127	4,121,462
		28,912,187
FIXED INCOME — 54.3%
Vanguard Intermediate-Term Treasury ETF(b)	338,501	20,401,455
Vanguard Long-Term Treasury ETF(c)	369,568	24,273,226
		44,674,681
TOTAL EXCHANGE-TRADED FUNDS (Cost $81,492,021)		81,653,242

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 4.1%
Dreyfus Institutional Preferred Government Money Market Fund, 4.82%(d)(e)	2,731,750	2,731,750
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(d)	609,556	609,556
		3,341,306
TOTAL SHORT-TERM INVESTMENTS (Cost $3,341,306)		3,341,306
TOTAL INVESTMENTS — 103.4% (Cost $84,833,327)		84,994,548
Liabilities in Excess of Other Assets — (3.4%)		(2,801,680)
TOTAL NET ASSETS — 100.0%		$82,192,868

*    Non-income producing security.

(a)      A copy of the security’s annual report to shareholders may be obtained without charge at www.im.bnymellon.com.

(b)      All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,688,042; the aggregate market value of the collateral held by the fund is $2,731,750.

(c)      A copy of the security’s annual report to shareholders may be obtained without charge at www.vanguard.com.

(d)      The rate is the annualized seven-day yield at period end.

(e)      Collateral received from brokers for securities lending was invested in these short-term investments.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF(a)	$49,227,306	$51,977,751	$(90,891,405)	$(2,015,508)	$(231,770)	$8,066,374	408,838	$—	$—
Vanguard Long-Term Treasury ETF(a)	217,076,724	66,641,257	(256,472,181)	(5,474,566)	2,501,992	24,273,226	369,568	402,104	—
Total	$266,304,030	$118,619,008	$(347,363,586)	$(7,490,074)	$2,270,222	$32,339,600	778,406	$402,104	$—

(a)      Security is no longer affiliated company at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Aggressive ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.8%
Equity	35.2%
Fixed Income	54.3%
Total Exchange-Traded Funds	99.3%
Short-Term Investments	4.1%
Total Investments	103.4%
Liabilities in Excess of Other Assets	(3.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.2%
COMMODITY — 4.9%
Goldman Sachs Physical Gold ETF*	107,670	$2,124,328
CURRENCY — 9.9%
Invesco DB U.S. Dollar Index Bullish Fund	51,241	1,421,938
WisdomTree Bloomberg U.S. Dollar Bullish Fund	109,378	2,855,860
		4,277,798
EQUITY — 15.1%
Invesco Nasdaq 100 ETF	16,475	2,185,903
Technology Select Sector SPDR Fund	28,992	4,372,863
		6,558,766
FIXED INCOME — 69.3%
iShares 1-3 Year Treasury Bond ETF	26,042	2,140,132
iShares 3-7 Year Treasury Bond ETF	72,658	8,586,722
Vanguard Intermediate-Term Treasury ETF	142,577	8,593,116
Vanguard Long-Term Treasury ETF	32,416	2,129,083
Vanguard Short-Term Bond ETF	112,052	8,587,665
		30,036,718
TOTAL EXCHANGE-TRADED FUNDS (Cost $42,890,157)		42,997,610

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(a)	365,320	$365,320
TOTAL SHORT-TERM INVESTMENTS (Cost $365,320)		365,320
TOTAL INVESTMENTS — 100.0% (Cost $43,255,477)		43,362,930
Liabilities in Excess of Other Assets — (0.0)%		(17,181)
TOTAL NET ASSETS — 100.0%		$43,345,749

*    Non-income producing security.

(a)      The rate is the annualized seven-day yield at period end.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Goldman Sachs Physical Gold ETF(a)	$4,898,588	$52,207,664	$(53,139,534)	$(1,894,662)	$52,272	$2,124,328	107,670	$—	$—

____________

(a)      Security is no longer affiliated company at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Conservative ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	4.9%
Currency	9.9%
Equity	15.1%
Fixed Income	69.3%
Total Exchange-Traded Funds	99.2%
Short-Term Investments	0.8%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SCHEDULE OF INVESTMENTS	April 30, 2023
	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.2%
COMMODITY — 9.8%
Goldman Sachs Physical Gold ETF*	846,057	$16,692,705
CURRENCY — 9.9%
Invesco DB U.S. Dollar Index Bullish Fund	201,303	5,586,158
WisdomTree Bloomberg U.S. Dollar Bullish Fund	429,488	11,213,932
		16,800,090
EQUITY — 20.2%
Consumer Staples Select Sector SPDR Fund	222,446	17,226,218
Technology Select Sector SPDR Fund	113,912	17,181,347
		34,407,565
FIXED INCOME — 59.3%
iShares 3-7 Year Treasury Bond ETF	142,535	16,844,786
Vanguard Intermediate-Term Treasury ETF	699,934	42,185,022
Vanguard Long-Term Treasury ETF	637,057	41,841,904
		100,871,712
TOTAL EXCHANGE-TRADED FUNDS (Cost $168,179,802)		168,772,072

SHORT-TERM INVESTMENTS — 0.8%
Invesco Government & Agency Portfolio — Institutional Class, 4.78%(a)	1,414,487	1,414,487
TOTAL SHORT-TERM INVESTMENTS (Cost $1,414,487)		1,414,487
TOTAL INVESTMENTS — 100.0% (Cost $169,594,289)		170,186,559
Liabilities in Excess of Other Assets — (0.0)%		(60,999)
TOTAL NET ASSETS — 100.0%		$170,125,560

*    Non-income producing security.

(a)    The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF SUMMARY OF INVESTMENTS	April 30, 2023
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	9.8%
Currency	9.9%
Equity	20.2%
Fixed Income	59.3%
Total Exchange-Traded Funds	99.2%
Short-Term Investments	0.8%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2023
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
Assets:
Unaffiliated investments, at value(a)	$24,585,426	$168,496,340	$386,235,314	$139,161,100
Affiliated investments, at value	—	—	75,738,632	—
Dividends receivable	508	4,504	13,325	4,144
Investment securities sold receivable	—	2,094,154	4,950,232	1,598,016
Capital shares receivable	—	—	1,108,580	—
Total Assets	24,585,934	170,594,998	468,046,083	140,763,260

Liabilities:
Advisory fee payable	10,122	78,972	233,819	69,218
Payable upon return on securities loaned	2,148,974	13,257,736	—	3,166,320
Investment securities purchased payable	—	—	1,100,052	—
Capital shares payable	—	2,110,849	4,988,610	1,611,653
Total Liabilities	2,159,096	15,447,557	6,322,481	4,847,191

Net Assets	$22,426,838	$155,147,441	$461,723,602	$135,916,069

Net Assets Consist of:
Paid-in capital	$31,108,855	$237,917,374	$682,374,472	$247,820,191
Distributable earnings (loss)	(8,682,017)	(82,769,933)	(220,650,870)	(111,904,122)
Net Assets	$22,426,838	$155,147,441	$461,723,602	$135,916,069

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,075,000	7,350,000	20,825,000	6,325,000
Net Asset Value, Offering and Redemption Price Per Share	$20.86	$21.11	$22.17	$21.49
Unaffiliated investments, at cost	$24,544,623	$168,005,359	$384,011,220	$138,428,842
Affiliated investments, at cost	$—	$—	$76,156,660	$—
(a)Market value of securities on loan	$2,115,878	$13,047,205	$—	$3,117,556

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES (Concluded)	April 30, 2023
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
Assets:
Investments, at value(a)	$95,831,112	$84,994,548	$43,362,930	$170,186,559
Dividends receivable	2,901	3,685	924	3,165
Investment securities sold receivable	—	—	475,364	2,008,990
Total Assets	95,834,013	84,998,233	43,839,218	172,198,714

Liabilities:
Advisory fee payable	49,221	73,615	14,075	47,850
Payable upon return on securities loaned	53,000	2,731,750	—	—
Capital shares payable	—	—	479,394	2,025,304
Total Liabilities	102,221	2,805,365	493,469	2,073,154

Net Assets	$95,731,792	$82,192,868	$43,345,749	$170,125,560

Net Assets Consist of:
Paid-in capital	$159,276,477	$250,052,010	$67,443,451	$194,585,644
Distributable earnings (loss)	(63,544,685)	(167,859,142)	(24,097,702)	(24,460,084)
Net Assets	$95,731,792	$82,192,868	$43,345,749	$170,125,560

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,325,000	4,375,000	2,250,000	8,400,000
Net Asset Value, Offering and Redemption Price Per Share	$22.13	$18.79	$19.26	$20.25
Investments, at cost	$95,320,797	$84,833,327	$43,255,477	$169,594,289
(a)Market value of securities on loan	$52,544	$2,688,042	$—	$—

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	Cabana Target Drawdown 5 ETF	Cabana Target Drawdown 7 ETF	Cabana Target Drawdown 10 ETF	Cabana Target Drawdown 13 ETF
	Year Ended April 30, 2023	Year Ended April 30, 2023	Year Ended April 30, 2023	Year Ended April 30, 2023
Investment Income:
Dividends	$538,850	$3,788,111	$11,275,970	$3,511,481
Securities lending income (net)	48	479	—	249
Total Investment Income	538,898	3,788,590	11,275,970	3,511,730

Expenses:
Advisory fees	225,329	1,590,241	4,845,246	1,506,228
Total Expenses	225,329	1,590,241	4,845,246	1,506,228
Less fees waived:
Waiver	(69,375)	(491,929)	(1,531,514)	(449,861)
Net Expenses	155,954	1,098,312	3,313,732	1,056,367
Net Investment Income (Loss)	382,944	2,690,278	7,962,238	2,455,363

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(3,888,764)	(27,333,346)	(93,345,393)	(38,876,308)
Affiliated investments	—	(102,289)	43,964	511,450
Unaffiliated in-kind redemptions	268,590	2,037,307	7,679,322	4,874,912
Affiliated in-kind redemptions	—	8,137	1,055,983	(34,611)
Capital gain distributions from unaffiliated underlying funds	80,083	—	—	—
Capital gain distributions from affiliated underlying funds	—	686,076	1,825,229	—
Net realized gain (loss)	(3,540,091)	(24,704,115)	(82,740,895)	(33,524,557)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,126,169	9,260,045	34,167,960	16,453,646
Affiliated investments	—	59,431	(3,163,103)	43,687
Net change in unrealized appreciation (depreciation)	1,126,169	9,319,476	31,004,857	16,497,333
Net realized and unrealized gain (loss)	(2,413,922)	(15,384,639)	(51,736,038)	(17,027,224)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,030,978)	$(12,694,361)	$(43,773,800)	$(14,571,861)
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS (Concluded)
	Cabana Target Drawdown 16 ETF	Cabana Target Leading Sector Aggressive ETF	Cabana Target Leading Sector Conservative ETF	Cabana Target Leading Sector Moderate ETF
	Year Ended April 30, 2023	Year Ended April 30, 2023	Year Ended April 30, 2023	Year Ended April 30, 2023
Investment Income:
Unaffiliated dividends	$2,574,611	$2,903,894	$3,555,641	$1,054,650
Affiliated dividends	—	402,104	—	—
Securities lending income (net)	5	93	—	278
Total Investment Income	2,574,616	3,306,091	3,555,641	1,054,928

Expenses:
Advisory fees	1,142,428	1,329,470	1,396,034	425,680
Total Expenses	1,142,428	1,329,470	1,396,034	425,680
Less fees waived:
Waiver	(342,757)	(342,320)	(397,869)	(114,332)
Net Expenses	799,671	987,150	998,165	311,348
Net Investment Income (Loss)	1,774,945	2,318,941	2,557,476	743,580

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Unaffiliated investments	(20,864,975)	(38,332,958)	(12,106,140)	(4,194,754)
Affiliated investments	—	(7,115,346)	(1,823,192)	—
Unaffiliated in-kind redemptions	4,290,132	9,498,167	4,110,279	1,896,960
Affiliated in-kind redemptions	—	(374,728)	(71,470)	—
Capital gain distributions from unaffiliated underlying funds	—	—	127,919	—
Capital gain distributions from affiliated underlying funds	—	—	—	—
Net realized gain (loss)	(16,574,843)	(36,324,865)	(9,762,604)	(2,297,794)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,423,017	4,984,083	4,091,317	1,654,882
Affiliated investments	—	2,270,222	52,272	—
Net change in unrealized appreciation (depreciation)	7,423,017	7,254,305	4,143,589	1,654,882
Net realized and unrealized gain (loss)	(9,151,826)	(29,070,560)	(5,619,015)	(642,912)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,376,881)	$(26,751,619)	$(3,061,539)	$100,668

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	Cabana Target Drawdown 5 ETF		Cabana Target Drawdown 7 ETF
	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2023	Year Ended April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$382,944	$270,632	$2,690,278	$4,482,984
Net realized gain (loss)	(3,540,091)	(2,270,283)	(24,704,115)	(13,283,388)
Change in net unrealized appreciation (depreciation)	1,126,169	(1,843,883)	9,319,476	(18,092,381)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,030,978)	(3,843,534)	(12,694,361)	(26,892,785)

Distributions to Shareholders:
Distributions	(386,366)	(304,181)	(3,033,342)	(5,978,389)
Return of capital	—	(6,880)	—	—
Total Distributions to Shareholders	(386,366)	(311,061)	(3,033,342)	(5,978,389)

Capital Share Transactions:
Proceeds from shares issued	32,889,658	58,876,970	171,081,222	470,164,775
Cost of shares redeemed	(42,643,950)	(38,285,367)	(256,294,393)	(530,587,977)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,754,292)	20,591,603	(85,213,171)	(60,423,202)
Total Increase (Decrease) in Net Assets	(12,171,636)	16,437,008	(100,940,874)	(93,294,376)

Net Assets:
Beginning of period	34,598,474	18,161,466	256,088,315	349,382,691
End of period	$22,426,838	$34,598,474	$155,147,441	$256,088,315

Change in Shares Outstanding:
Shares outstanding, beginning of period	1,525,000	725,000	11,300,000	13,850,000
Shares issued	1,500,000	2,325,000	7,800,000	18,550,000
Shares redeemed	(1,950,000)	(1,525,000)	(11,750,000)	(21,100,000)
Shares outstanding, end of period	1,075,000	1,525,000	7,350,000	11,300,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 10 ETF		Cabana Target Drawdown 13 ETF
	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2023	Year Ended April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$7,962,238	$8,936,643	$2,455,363	$2,052,561
Net realized gain (loss)	(82,740,895)	(11,755,538)	(33,524,557)	(25,886,337)
Change in net unrealized appreciation (depreciation)	31,004,857	(71,431,037)	16,497,333	(35,097,105)
Net Increase (Decrease) in Net Assets Resulting from Operations	(43,773,800)	(74,249,932)	(14,571,861)	(58,930,881)

Distributions to Shareholders	(10,745,721)	(10,086,660)	(3,017,556)	(1,965,243)

Capital Share Transactions:
Proceeds from shares issued	512,312,915	1,099,917,146	155,445,063	643,384,087
Cost of shares redeemed	(778,112,147)	(894,353,848)	(279,640,639)	(548,330,841)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(265,799,232)	205,563,298	(124,195,576)	95,053,246
Total Increase (Decrease) in Net Assets	(320,318,753)	121,226,706	(141,784,993)	34,157,122

Net Assets:
Beginning of period	782,042,355	660,815,649	277,701,062	243,543,940
End of period	$461,723,602	$782,042,355	$135,916,069	$277,701,062

Change in Shares Outstanding:
Shares outstanding, beginning of period	32,675,000	25,225,000	11,950,000	9,000,000
Shares issued	22,125,000	40,625,000	6,950,000	22,675,000
Shares redeemed	(33,975,000)	(33,175,000)	(12,575,000)	(19,725,000)
Shares outstanding, end of period	20,825,000	32,675,000	6,325,000	11,950,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Cabana Target Drawdown 16 ETF		Cabana Target Leading Sector Aggressive ETF
	Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2023	For the period July 13, 2021(1) to April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$1,774,945	$966,286	$2,318,941	$834,918
Net realized gain (loss)	(16,574,843)	(15,550,450)	(36,324,865)	(96,052,278)
Change in net unrealized appreciation (depreciation)	7,423,017	(18,865,344)	7,254,305	(7,093,084)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,376,881)	(33,449,508)	(26,751,619)	(102,310,444)

Distributions to Shareholders	(2,226,152)	(909,817)	(2,346,488)	(573,516)

Capital Share Transactions:
Proceeds from shares issued	135,093,277	395,294,183	587,279,528	1,120,126,023
Cost of shares redeemed	(213,402,762)	(301,990,573)	(961,869,890)	(531,360,726)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(78,309,485)	93,303,610	(374,590,362)	588,765,297
Total Increase (Decrease) in Net Assets	(87,912,518)	58,944,285	(403,688,469)	485,881,337

Net Assets:
Beginning of period	183,644,310	124,700,025	485,881,337	—
End of period	$95,731,792	$183,644,310	$82,192,868	$485,881,337

Change in Shares Outstanding:
Shares outstanding, beginning of period	7,800,000	4,500,000	24,325,000	—
Shares issued	5,875,000	13,775,000	30,425,000	45,875,000
Shares redeemed	(9,350,000)	(10,475,000)	(50,375,000)	(21,550,000)
Shares outstanding, end of period	4,325,000	7,800,000	4,375,000	24,325,000

(1)    Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	Cabana Target Leading Sector Conservative ETF		Cabana Target Leading Sector Moderate ETF
	Year Ended April 30, 2023	For the period July 13, 2021(1) to April 30, 2022	Year Ended April 30, 2023	For the period July 13, 2021(1) to April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$2,557,476	$578,553	$743,580	$764,073
Net realized gain (loss)	(9,762,604)	(11,343,890)	(2,297,794)	10,149,794
Change in net unrealized appreciation (depreciation)	4,143,589	(4,036,136)	1,654,882	(1,062,612)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,061,539)	(14,801,473)	100,668	9,851,255

Distributions to Shareholders	(2,775,823)	(405,289)	(972,965)	(444,444)

Capital Share Transactions:
Proceeds from shares issued	687,391,823	484,543,762	247,201,076	808,876,989
Cost of shares redeemed	(686,592,776)	(420,952,936)	(148,227,925)	(746,259,094)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	799,047	63,590,826	98,973,151	62,617,895
Total Increase (Decrease) in Net Assets	(5,038,315)	48,384,064	98,100,854	72,024,706

Net Assets:
Beginning of period	48,384,064	—	72,024,706	—
End of period	$43,345,749	$48,384,064	$170,125,560	$72,024,706

Change in Shares Outstanding:
Shares outstanding, beginning of period	2,250,000	—	3,300,000	—
Shares issued	32,925,000	20,175,000	12,150,000	32,025,000
Shares redeemed	(32,925,000)	(17,925,000)	(7,050,000)	(28,725,000)
Shares outstanding, end of period	2,250,000	2,250,000	8,400,000	3,300,000

(1)    Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
Cabana Target Drawdown 5 ETF Selected Per Share Data	Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
	2023	2022
Net Asset Value, beginning of period	$22.69	$25.05	$24.99
Investment Activities
Net investment income (loss)(2)	0.30	0.23	0.20
Net realized and unrealized gain (loss)	(1.81)	(2.30)	0.01	(3)
Total from investment activities	(1.51)	(2.07)	0.21
Distributions to shareholders from:
Net investment income	(0.32)	(0.28)	(0.15)
Return of Capital	—	(0.01)	—
Total distributions	(0.32)	(0.29)	(0.15)
Net Asset Value, end of period	$20.86	$22.69	$25.05
Total Return (%)	(6.68)	(8.39)	0.85	(4)
Total Return at Market Price (%)	(6.58)	(8.51)	0.85	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.55	0.57	0.54	(6)
Net investment income (loss) (%)	1.36	0.91	1.36	(6)
Supplemental Data
Net Assets at end of period (000’s)	$22,427	$34,598	$18,161
Portfolio turnover (%)(7)	1,061	335	516	(4)
Cabana Target Drawdown 7 ETF Selected Per Share Data	Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
	2023	2022
Net Asset Value, beginning of period	$22.66	$25.23	$24.98
Investment Activities
Net investment income (loss)(2)	0.29	0.38	0.25
Net realized and unrealized gain (loss)	(1.48)	(2.47)	0.11
Total from investment activities	(1.19)	(2.09)	0.36
Distributions to shareholders from:
Net investment income	(0.36)	(0.48)	(0.11)
Total distributions	(0.36)	(0.48)	(0.11)
Net Asset Value, end of period	$21.11	$22.66	$25.23
Total Return (%)	(5.31)	(8.48)	1.45	(4)
Total Return at Market Price (%)	(5.29)	(8.62)	1.51	(4)
Ratios to Average Net Assets
Expenses before fee waiver (%)(5)	0.80	0.80	0.80	(6)
Expenses after fee waiver (%)(5)	0.55	0.57	0.54	(6)
Net investment income (loss) (%)	1.35	1.49	1.69	(6)
Supplemental Data
Net Assets at end of period (000’s)	$155,147	$256,088	$349,383
Portfolio turnover (%)(7)	1,048	338	416	(4)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

(4)  Not annualized for periods less than one year.

(5)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(6)  Annualized for periods less than one year.

(7)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 10 ETF Selected Per Share Data	Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
	2023	2022
Net Asset Value, beginning of period	$23.93	$26.20	$25.02
Investment Activities
Net investment income (loss)(2)	0.30	0.30	0.22
Net realized and unrealized gain (loss)	(1.68)	(2.25)	1.09
Total from investment activities	(1.38)	(1.95)	1.31
Distributions to shareholders from:
Net investment income	(0.38)	(0.32)	(0.13)
Total distributions	(0.38)	(0.32)	(0.13)
Net Asset Value, end of period	$22.17	$23.93	$26.20
Total Return (%)	(5.78)	(7.58)	5.27	(3)
Total Return at Market Price (%)	(5.70)	(7.54)	5.16	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.55	0.58	0.54	(5)
Net investment income (loss) (%)	1.31	1.13	1.46	(5)
Supplemental Data
Net Assets at end of period (000’s)	$461,724	$782,042	$660,816
Portfolio turnover (%)(6)	1,068	319	451	(3)
Cabana Target Drawdown 13 ETF Selected Per Share Data	Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
	2023	2022
Net Asset Value, beginning of period	$23.24	$27.06	$25.03
Investment Activities
Net investment income (loss)(2)	0.29	0.19	0.18
Net realized and unrealized gain (loss)	(1.67)	(3.86)	2.00
Total from investment activities	(1.38)	(3.67)	2.18
Distributions to shareholders from:
Net investment income	(0.37)	(0.15)	(0.15)
Total distributions	(0.37)	(0.15)	(0.15)
Net Asset Value, end of period	$21.49	$23.24	$27.06
Total Return (%)	(5.92)	(13.67)	8.74	(3)
Total Return at Market Price (%)	(5.81)	(13.75)	8.66	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.56	0.58	0.54	(5)
Net investment income (loss) (%)	1.30	0.68	1.15	(5)
Supplemental Data
Net Assets at end of period (000’s)	$135,916	$277,701	$243,544
Portfolio turnover (%)(6)	1,031	367	448	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Continued)
Cabana Target Drawdown 16 ETF Selected Per Share Data	Years Ended April 30,		For the period September 17, 2020(1) through April 30, 2021
	2023	2022
Net Asset Value, beginning of period	$23.54	$27.71	$25.03
Investment Activities
Net investment income (loss)(2)	0.28	0.16	0.21
Net realized and unrealized gain (loss)	(1.31)	(4.19)	2.64
Total from investment activities	(1.03)	(4.03)	2.85
Distributions to shareholders from:
Net investment income	(0.38)	(0.14)	(0.17)
Total distributions	(0.38)	(0.14)	(0.17)
Net Asset Value, end of period	$22.13	$23.54	$27.71
Total Return (%)	(4.33)	(14.64)	11.47	(3)
Total Return at Market Price (%)	(4.46)	(14.52)	11.39	(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.56	0.58	0.54	(5)
Net investment income (loss) (%)	1.24	0.59	1.32	(5)
Supplemental Data
Net Assets at end of period (000’s)	$95,732	$183,644	$124,700
Portfolio turnover (%)(6)	1,027	376	452	(3)
Cabana Target Leading Sector Aggressive ETF Selected Per Share Data	Year Ended April 30, 2023	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$19.97	$25.12
Investment Activities
Net investment income (loss)(2)	0.27	0.07
Net realized and unrealized gain (loss)	(1.26)	(5.19)
Total from investment activities	(0.99)	(5.12)
Distributions to shareholders from:
Net investment income	(0.19)	(0.03)
Total distributions	(0.19)	(0.03)
Net Asset Value, end of period	$18.79	$19.97
Total Return (%)	(4.95)	(20.39	)(3)
Total Return at Market Price (%)	(4.82)	(20.49	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	0.59	(5)
Net investment income (loss) (%)	1.40	0.35	(5)
Supplemental Data
Net Assets at end of period (000’s)	$82,193	$485,881
Portfolio turnover (%)(6)	1,495	491	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
Cabana Target Leading Sector Conservative ETF Selected Per Share Data	Year Ended April 30, 2023	For the period July 13, 2020(1) through April 30, 2022
Net Asset Value, beginning of period	$21.50	$25.05
Investment Activities
Net investment income (loss)(2)	0.31	0.10
Net realized and unrealized gain (loss)	(1.54)	(3.50)
Total from investment activities	(1.23)	(3.40)
Distributions to shareholders from:
Net investment income	(1.01)	(0.15)
Total distributions	(1.01)	(0.15)
Net Asset Value, end of period	$19.26	$21.50
Total Return (%)	(5.81)	(13.66	)(3)
Total Return at Market Price (%)	(5.71)	(13.82	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.57	0.59	(5)
Net investment income (loss) (%)	1.47	0.52	(5)
Supplemental Data
Net Assets at end of period (000’s)	$43,346	$48,384
Portfolio turnover (%)(6)	872	225	(3)
Cabana Target Leading Sector Moderate ETF Selected Per Share Data	Year Ended April 30, 2023	For the period July 13, 2021(1) through April 30, 2022
Net Asset Value, beginning of period	$21.83	$25.09
Investment Activities
Net investment income (loss)(2)	0.29	0.11
Net realized and unrealized gain (loss)	(1.23)	(3.21	)(7)
Total from investment activities	(0.94)	(3.10)
Distributions to shareholders from:
Net investment income	(0.64)	(0.16)
Total distributions	(0.64)	(0.16)
Net Asset Value, end of period	$20.25	$21.83
Total Return (%)	(4.27)	(12.51	)(3)
Total Return at Market Price (%)	(4.18)	(12.64	)(3)
Ratios to Average Net Assets
Expenses before fee waiver (%)(4)	0.80	0.80	(5)
Expenses after fee waiver (%)(4)	0.59	0.59	(5)
Net investment income (loss) (%)	1.40	0.53	(5)
Supplemental Data
Net Assets at end of period (000’s)	$170,126	$72,025
Portfolio turnover (%)(6)	1,003	231	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  The Fund invests in other funds and indirectly bears its proportionate shares of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(5)  Annualized for periods less than one year.

(6)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(7)  Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2023

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Drawdown 5 ETF

Cabana Target Drawdown 7 ETF

Cabana Target Drawdown 10 ETF

Cabana Target Drawdown 13 ETF

Cabana Target Drawdown 16 ETF

Cabana Target Leading Sector Aggressive ETF

Cabana Target Leading Sector Conservative ETF

Cabana Target Leading Sector Moderate ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF each seek to provide long-term growth within a targeted risk parameter and seek to achieve their investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among the following five major asset classes – equities, fixed income securities, real estate, currencies, and commodities. The Cabana Target Leading Sector Aggressive ETF, The Cabana Target Leading Sector Conservative ETF, and The Cabana Target Leading Sector Moderate ETF each seek to provide long-term growth and seek to achieve their investment objective primarily by allocating their assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a) Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

(b) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved valuation procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•      Level 1 – Quoted prices in active markets for identical assets.

•      Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•      Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

The following is a summary of the valuations as of April 30, 2023 for each Fund based upon the three levels defined above:

Cabana Target Drawdown 5 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$22,306,812	$—	$—	$22,306,812
Short-Term Investments	2,278,614	—	—	2,278,614
Total	$24,585,426	$—	$—	$24,585,426
Cabana Target Drawdown 7 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$154,013,565	$—	$—	$154,013,565
Short-Term Investments	14,482,775	—	—	14,482,775
Total	$168,496,340	$—	$—	$168,496,340
Cabana Target Drawdown 10 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$458,392,764	$—	$—	$458,392,764
Short-Term Investments	3,581,182	—	—	3,581,182
Total	$461,973,946	$—	$—	$461,973,946
Cabana Target Drawdown 13 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$134,845,878	$—	$—	$134,845,878
Short-Term Investments	4,315,222	—	—	4,315,222
Total	$139,161,100	$—	$—	$139,161,100
Cabana Target Drawdown 16 ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$94,976,810	$—	$—	$94,976,810
Short-Term Investments	854,302	—	—	854,302
Total	$95,831,112	$—	$—	$95,831,112
Cabana Target Leading Sector Aggressive ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$81,653,242	$—	$—	$81,653,242
Short-Term Investments	3,341,306	—	—	3,341,306
Total	$84,994,548	$—	$—	$84,994,548
Cabana Target Leading Sector Conservative ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$42,997,610	$—	$—	$42,997,610
Short-Term Investments	365,320	—	—	365,320
Total	$43,362,930	$—	$—	$43,362,930
Cabana Target Leading Sector Moderate ETF	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds(a)	$168,772,072	$—	$—	$168,772,072
Short-Term Investments	1,414,487	—	—	1,414,487
Total	$170,186,559	$—	$—	$170,186,559

(a)  See Schedule of Investments for additional detailed categorizations.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of April 30, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Cabana Target Drawdown 5 ETF pays out dividends from its net investment income at least monthly and distributes its net capital gains, if any, at least annually. The Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF, each distribute their net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.80% of the Fund’s average daily net assets.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, began providing services to each Fund. ETC Platform Services administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

The Adviser has contractually agreed to waive its fee and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses but including acquired fund fees and expenses) from exceeding 0.69% of a Fund’s average daily net assets through at least August 31, 2023. The Expense limitation agreement may be terminated, without payment of any penalty: (i) by the Trust for any reason and at any time and (ii) by the Adviser, for any reason, upon sixty days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

Prior to September 1, 2022, the Adviser had contractually agreed to waive a portion of its management fee in an amount equal to 0.21% of the Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF and Cabana Target Leading Sector Moderate ETF Fund’s average daily net assets. For the year ended April 30, 2023, the Adviser waived fees and/or reimbursed expenses, as applicable, as follows:

Fund	Expenses Waived
Cabana Target Drawdown 5 ETF	$69,375
Cabana Target Drawdown 7 ETF	491,929
Cabana Target Drawdown 10 ETF	1,531,514
Cabana Target Drawdown 13 ETF	449,861
Cabana Target Drawdown 16 ETF	342,757
Cabana Target Leading Sector Aggressive ETF	342,320
Cabana Target Leading Sector Conservative ETF	397,869
Cabana Target Leading Sector Moderate ETF	114,332

The above waived amounts are not subject to recoupment.

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly, at an annual rate of 0.735% on first $2 billion in assets, 0.745% on the next $3 billion in assets, 0.755% on the next $5 billion in assets, and 0.76% on assets in excess of $10 billion. Assets of each of the Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF, shall be aggregated for purposes of calculating the sub-advisory fee for those funds.

(c) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2023 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$294,595,629	$295,456,824
Cabana Target Drawdown 7 ETF	2,057,980,786	2,059,283,199
Cabana Target Drawdown 10 ETF	6,422,338,903	6,425,213,299
Cabana Target Drawdown 13 ETF	1,953,953,213	1,956,599,816
Cabana Target Drawdown 16 ETF	1,470,441,084	1,472,604,597
Cabana Target Leading Sector Aggressive ETF	2,453,888,221	2,454,474,814
Cabana Target Leading Sector Conservative ETF	1,490,652,493	1,491,931,742
Cabana Target Leading Sector Moderate ETF	590,147,970	590,988,821

Purchases and sales of in-kind transactions for the year ended April 30, 2023 were as follows:

Fund	Purchases	Sales
Cabana Target Drawdown 5 ETF	$32,766,118	$41,603,778
Cabana Target Drawdown 7 ETF	170,451,563	254,260,014
Cabana Target Drawdown 10 ETF	509,985,145	773,649,121
Cabana Target Drawdown 13 ETF	155,008,361	277,718,986
Cabana Target Drawdown 16 ETF	134,681,093	211,541,986
Cabana Target Leading Sector Aggressive ETF	585,244,536	958,687,756
Cabana Target Leading Sector Conservative ETF	684,710,905	682,982,680
Cabana Target Leading Sector Moderate ETF	245,744,297	147,288,689

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $500, regardless of the number of Creation Units redeemed in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Exchange-Traded Funds Risk. Through its investments in ETFs, each Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. A Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in a Fund may exceed the costs of investing directly in ETFs. A Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk (Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF only). As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by that Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended April 30, 2023, the following amounts, resulting primarily from the differing book and tax treatment relating to the reversal of gains and losses emanating from redemption-in-kind transactions and the utilization of earnings and profits distributed to shareholders on redemption of shares have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Cabana Target Drawdown 5 ETF	$(135,791)	$135,791
Cabana Target Drawdown 7 ETF	1,322,424	(1,322,424)
Cabana Target Drawdown 10 ETF	4,350,087	(4,350,087)
Cabana Target Drawdown 13 ETF	2,599,345	(2,599,345)
Cabana Target Drawdown 16 ETF	3,120,089	(3,120,089)
Cabana Target Leading Sector Aggressive ETF	4,519,177	(4,519,177)
Cabana Target Leading Sector Conservative ETF	2,391,635	(2,391,635)
Cabana Target Leading Sector Moderate ETF	1,109,195	(1,109,195)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

The tax character of the distributions paid during the tax year/period ended April 30, 2023 and April 30, 2022 were as follows:

	Year Ended April 30, 2023
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Cabana Target Drawdown 5 ETF	$386,366	$—	$—	$386,366
Cabana Target Drawdown 7 ETF	3,033,342	—	—	3,033,342
Cabana Target Drawdown 10 ETF	10,745,721	—	—	10,745,721
Cabana Target Drawdown 13 ETF	3,017,556	—	—	3,017,556
Cabana Target Drawdown 16 ETF	2,226,152	—	—	2,226,152
Cabana Target Leading Sector Aggressive ETF	2,346,488	—	—	2,346,488
Cabana Target Leading Sector Conservative ETF	2,775,823	—	—	2,775,823
Cabana Target Leading Sector Moderate ETF	972,965	—	—	972,965
	Period Ended April 30, 2022
Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Cabana Target Drawdown 5 ETF	$304,181	$—	$6,880	$311,061
Cabana Target Drawdown 7 ETF	5,978,389	—	—	5,978,389
Cabana Target Drawdown 10 ETF	10,086,660	—	—	10,086,660
Cabana Target Drawdown 13 ETF	1,965,243	—	—	1,965,243
Cabana Target Drawdown 16 ETF	909,817	—	—	909,817
Cabana Target Leading Sector Aggressive ETF	573,516	—	—	573,516
Cabana Target Leading Sector Conservative ETF	405,289	—	—	405,289
Cabana Target Leading Sector Moderate ETF	444,444	—	—	444,444

As of the tax year ended April 30, 2023, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Cabana Target Drawdown 5 ETF	$41,758	$(8,764,534)	$40,759	$(8,682,017)
Cabana Target Drawdown 7 ETF	425,845	(83,686,759)	490,981	(82,769,933)
Cabana Target Drawdown 10 ETF	—	(222,455,142)	1,804,272	(220,650,870)
Cabana Target Drawdown 13 ETF	—	(112,636,380)	732,258	(111,904,122)
Cabana Target Drawdown 16 ETF	—	(64,055,000)	510,315	(63,544,685)
Cabana Target Leading Sector Aggressive ETF	263,849	(168,282,986)	159,995	(167,859,142)
Cabana Target Leading Sector Conservative ETF	147,677	(24,352,832)	107,453	(24,097,702)
Cabana Target Leading Sector Moderate ETF	108,487	(25,160,363)	591,792	(24,460,084)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

At April 30, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cabana Target Drawdown 5 ETF	$24,544,667	$80,300	$(39,541)	$40,759
Cabana Target Drawdown 7 ETF	168,005,359	563,720	(72,739)	490,981
Cabana Target Drawdown 10 ETF	460,169,674	2,557,240	(752,968)	1,804,272
Cabana Target Drawdown 13 ETF	138,428,842	942,876	(210,618)	732,258
Cabana Target Drawdown 16 ETF	95,320,797	663,476	(153,161)	510,315
Cabana Target Leading Sector Aggressive ETF	84,834,553	356,663	(196,668)	159,995
Cabana Target Leading Sector Conservative ETF	43,255,477	156,376	(48,923)	107,453
Cabana Target Leading Sector Moderate ETF	169,594,767	995,767	(403,975)	591,792

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2023, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Drawdown 5 ETF	$8,764,534	$—	$8,764,534
Cabana Target Drawdown 7 ETF	83,686,759	—	83,686,759
Cabana Target Drawdown 10 ETF	222,455,142	—	222,455,142
Cabana Target Drawdown 13 ETF	112,636,380	—	112,636,380
Cabana Target Drawdown 16 ETF	64,055,000	—	64,055,000
Cabana Target Leading Sector Aggressive ETF	168,282,986	—	168,282,986
Cabana Target Leading Sector Conservative ETF	24,352,832	—	24,352,832
Cabana Target Leading Sector Moderate ETF	25,160,363	—	25,160,363

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 8 – Securities Lending

Each Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2023

Cash collateral received in connection with securities lending is invested in short-term investments by the Lending Agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits each Fund, under certain circumstances such as an event of default, to offset amounts payable by the Funds to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Funds.

The value of loaned securities and related collateral outstanding at April 30, 2023 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2023, the cash collateral was invested in short-term investments with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2023

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Cabana Target Drawdown 5 ETF
Short-Term Investments	$2,148,974	$—	$—	$—	$2,148,974
Gross amount of recognized liabilities and any non-cash collateral for securities lending transactions					$2,148,974

Cabana Target Drawdown 7 ETF
Short-Term Investments	$13,257,736	$—	$—	$—	$13,257,736
Gross amount of recognized liabilities and any non-cash collateral for securities lending transactions					$13,257,736

Cabana Target Drawdown 13 ETF
Short-Term Investments	$3,166,320	$—	$—	$—	$3,166,320
Gross amount of recognized liabilities and any non-cash collateral for securities lending transactions					$3,166,320

Cabana Target Drawdown 16 ETF
Short-Term Investments	$53,000	$—	$—	$—	$53,000
Gross amount of recognized liabilities and any non-cash collateral for securities lending transactions					$53,000

Cabana Target Leading Sector Aggressive ETF
Short-Term Investments	$2,731,750	$—	$—	$—	$2,731,750
Gross amount of recognized liabilities and any non-cash collateral for securities lending transactions					$2,731,750

Note 9 – Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2023

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

Note 10 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	April 30, 2023

To the Shareholders of Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF,
Cabana Target Drawdown 13 ETF, Cabana Target Drawdown 16 ETF, Cabana Target Leading Sector Aggressive ETF,
Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Exchange Listed Funds Trust comprising the funds listed below, as of April 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Cabana Target Drawdown 5 ETF, Cabana Target Drawdown 7 ETF, Cabana Target Drawdown 10 ETF, Cabana Target Drawdown 13 ETF, and Cabana Target Drawdown 16 ETF	For the year ended April 30, 2023	For the years ended April 30, 2023 and 2022	For the years ended April 30, 2023 and 2022, and for the period from September 17, 2020 (commencement of operations) through April 30, 2021
Cabana Target Leading Sector Aggressive ETF, Cabana Target Leading Sector Conservative ETF, and Cabana Target Leading Sector Moderate ETF	For the year ended April 30, 2023	For the year ended April 30, 2023, and for the period from July 13, 2021 (commencement of operations) through April 30, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed alternative procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 23, 2023

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2023 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES (Concluded)	April 30, 2023 (Unaudited)
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Annualized Expense Ratio	Expenses Paid During Period(1)
Cabana Target Drawdown 5 ETF
Actual Performance	$1,000.00	$ 975.70	0.58%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.58%	$2.91
Cabana Target Drawdown 7 ETF
Actual Performance	$1,000.00	$ 987.70	0.58%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.58%	$2.91
Cabana Target Drawdown 10 ETF
Actual Performance	$1,000.00	$ 985.40	0.58%	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.58%	$2.91
Cabana Target Drawdown 13 ETF
Actual Performance	$1,000.00	$ 994.40	0.60%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
Cabana Target Drawdown 16 ETF
Actual Performance	$1,000.00	$ 993.50	0.60%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
Cabana Target Leading Sector Aggressive ETF
Actual Performance	$1,000.00	$1,018.40	0.60%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01
Cabana Target Leading Sector Conservative ETF
Actual Performance	$1,000.00	$ 976.00	0.58%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	0.58%	$2.91
Cabana Target Leading Sector Moderate ETF
Actual Performance	$1,000.00	$ 991.60	0.59%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.59%	$2.96

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	April 30, 2023 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2023 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2023 (Unaudited)

Tax Information

For the year ended April 30, 2023, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any) designated as qualified dividend income.

Fund	Qualified Dividend Income
Cabana Target Drawdown 5 ETF	0.00%
Cabana Target Drawdown 7 ETF	10.69%
Cabana Target Drawdown 10 ETF	14.90%
Cabana Target Drawdown 13 ETF	20.88%
Cabana Target Drawdown 16 ETF	18.62%
Cabana Target Leading Sector Aggressive ETF	12.31%
Cabana Target Leading Sector Conservative ETF	4.83%
Cabana Target Leading Sector Moderate ETF	35.20%

For the year ended April 30, 2023, the Funds listed below had a percentage of the dividends paid from net investment income, including short-term capital gains (if any), qualify for the dividends received deduction available to corporate shareholders.

Fund	Corporate Dividends Received Deduction
Cabana Target Drawdown 5 ETF	0.00%
Cabana Target Drawdown 7 ETF	6.87%
Cabana Target Drawdown 10 ETF	5.43%
Cabana Target Drawdown 13 ETF	4.05%
Cabana Target Drawdown 16 ETF	3.42%
Cabana Target Leading Sector Aggressive ETF	7.33%
Cabana Target Leading Sector Conservative ETF	1.94%
Cabana Target Leading Sector Moderate ETF	12.23%

Premium/Discount information

Information regarding how often the Shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund for various time periods can be found on the Funds’ website at www.cabanaetfs.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2023 (Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120. The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling toll-free (866) 239-9536 or at www.cabanaetfs.com.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen By Trustee	Other Directorships held by Trustee During the Past 5 Years
Interested Trustee(3)
Richard Hogan (1961)	Trustee	Since 2012	Director, Exchange Traded Concepts, LLC (since 2011); Private Investor (since 2002); Secretary, Exchange Traded Concepts Trust (since 2011).	18	Board Member, Peconic Land Trust of Suffolk County, New York.
Independent Trustees
Timothy Jacoby (1952)	Trustee	Since 2014	None.	37

Independent Trustee, Bridge Builder Trust (14 portfolios) (since 2022); Independent Trustee, Edward Jones Money Market Fund (since 2017); Audit Committee Chair, Perth Mint Physical Gold ETF (2018 to 2020).

Linda Petrone (1962)	Trustee	Since 2019	Founding Partner, Sage Search Advisors (since 2012).	37	None.
Stuart Strauss (1953)	Trustee	Since 2022	Partner, Dechert, LLP (2009 to 2020).	37	None.

(1)  Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)  The fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

(3)  Mr. Hogan is an “interested person” of the Trust, as that term is defined in the 1940 Act, by virtue of his employment with, and ownership interest in, the Adviser.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2023 (Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of each officer of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012

Investment Adviser/Vice President, T.S. Phillips Investments, Inc. (since 2000); Chief Executive Officer, Exchange Traded Concepts, LLC (since 2009); President, Exchange Traded Concepts Trust (since 2011).

Richard Malinowski (1983)	Vice President and Secretary	Since 2022

General Counsel, Exchange Traded Concepts, LLC (since 2022); Senior Vice President and Senior Managing Counsel, Ultimus Fund Solutions LLC, (2020 to 2022); Senior Vice President, Ultimus Fund Solutions LLC (2017 to 2020).

Christopher Roleke (1972)	Treasurer	Since 2012	Controller, Exchange Traded Concepts, LLC (since 2022); Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC (2011 to 2022).
James Baker Jr. (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC (since 2011).
Matthew Fleischer (1983)	Chief Compliance Officer	Since 2021	Chief Compliance Officer Exchange Traded Concepts Trust (since 2021); Vice President, Compliance, Goldman Sachs Group, Inc., Goldman Sachs Asset Management Funds (2017 to 2021).

(1)  Each officer serves at the pleasure of the Board.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management

220 S. School Ave.

Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ SAIs, which is available without charge by visiting the Funds’ website at www.cabanaetfs.com or the SEC’s website at www.sec.gov or by calling toll free (866) 239-9536.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll free (866) 239-9536 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.cabanaetfs.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 13(a)(1).

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees:

2022	2023
$112,000	$112,000

Audit fees, paid to Cohen & Company, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2022	2023
$0	$0

(c) Tax Fees:

2022	2023
$28,000	$28,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen & Company, Ltd.

(d) All Other Fees:

2022	2023
$0	$0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2022	2023
0%	0%

(f)	Not applicable.

(g)

2022	2023
$28,000	$28,000

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5: Audit Committee of Listed registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), Linda Petrone and Stuart Strauss.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	06/27/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	06/27/2023

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	06/27/2023